Nature of Operations	12 Months Ended
Dec. 31, 2023
Nature of Operations [Abstract]
Nature of Operations	Nature of Operations
Aris Mining Corporation (the “Company” or “Aris Mining”), is a company incorporated under the laws of the Province of British Columbia, Canada. On September 26, 2022, Aris Mining (previously GCM Mining Corp. (“GCM Mining”)) completed the acquisition of Aris Mining Holdings Corp. (“Aris Holdings”) (previously Aris Gold Corporation (“Aris Gold”)) (the “Aris Gold Transaction”) (Note 5). The address of the Company’s registered and records office is 2900 – 550 Burrard Street, Vancouver, British Columbia, V6C 0A3. The Company’s common shares are listed on the Toronto Stock Exchange (“TSX”) and trade under the symbol “ARIS”. On September 14, 2023, the Company’s common shares also began trading in the United States on the NYSE American LLC (“NYSE American”) under the symbol “ARMN”.
Aris Mining is primarily engaged in the acquisition, exploration, development and operation of gold properties in Colombia, Guyana and Canada. Aris Mining operates the Segovia Operations and Marmato Mine in Colombia. The Company is also the operator and 20% owner of the Soto Norte Project in Colombia, with an option to increase its ownership to 50%. Aris Mining also owns the advanced stage Toroparu Project in Guyana and the Juby Project in Ontario, Canada.